ZWEIG SERIES TRUST
                       SUPPLEMENT DATED OCTOBER 12, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1998


The prospectus is changed as follows:


1. On page 16 under the caption CLASS A SHARES, the following sentence is added at the end of the first paragraph:


    The distributor has agreed to reallow to your dealer the full sales charge on Class A Shares of Zweig Managed Assets during the period October 12, 1998 to January 29, 1999.


2. On page 18 under the caption CLASS B SHARES, the following sentence is added after the first sentence:


    The distributor has agreed to pay your dealer 4.50% of the purchase amount on Class B Shares of Zweig Managed Assets during the period October 12, 1998 to January 29, 1999.


3. On page 18 under the caption CLASS C SHARES, the following sentence is added after the second sentence:


    The distributor has agreed to pay your dealer 1.25% of the purchase amount on Class C Shares of Zweig Managed Assets during the period October 12, 1998 to January 29, 1999.